Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TCW ETF Trust
Entity Central Index Key	0001831313
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000248589
Shareholder Report [Line Items]
Fund Name	TCW Artificial Intelligence ETF
Trading Symbol	AIFD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Artificial Intelligence ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Artificial Intelligence ETF	$35	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annulized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.75%
AssetsNet	$ 52,299,741
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$52,299,741 # of Portfolio Holdings32 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Software	24.5%
Semiconductors & Semiconductor Equipment	24.1%
Communications Equipment	10.8%
Interactive Media & Services	9.3%
Broadline Retail	5.3%
Electrical Equipment	4.8%
Automobiles	3.6%
IT Services	2.9%
Time Deposit	2.8%
Other Security TypesFootnote Reference*	11.9%
Footnote	Description
Footnote*	Please refer to the Fund's Semi-Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top 10 Holdings (as a % of Net Assets)

NVIDIA Corp.	8.4%
Palo Alto Networks, Inc.	5.6%
Arista Networks, Inc.	5.6%
Amazon.com, Inc.	5.3%
Alphabet, Inc., Class A	5.2%
Broadcom, Inc.	5.0%
ServiceNow, Inc.	4.8%
CyberArk Software Ltd.	4.1%
Meta Platforms, Inc., Class A	4.0%
Microsoft Corp.	3.8%

Material Fund Change Adviser [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at www.tcw.com/Literature/Fund-Literature or upon request by contacting us at 800-FUND-TCW (800-386-3829).

On January 2, 2025, the broad-based benchmark changed from the Russell 3000 Growth Index to the S&P 500 Index.

Effective June 27, 2025, the Fund will cease being listed and traded on the New York Stock Exchange and will instead be listed and traded on the Nasdaq stock market.

C000248590
Shareholder Report [Line Items]
Fund Name	TCW Compounders ETF
Trading Symbol	GRW
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Compounders ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Compounders ETF	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annulized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 135,706,559
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$135,706,559 # of Portfolio Holdings24 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Software	29.5%
Financial Services	18.4%
Aerospace & Defense	17.4%
Commercial Services & Supplies	7.7%
Specialty Retail	4.9%
Capital Markets	4.4%
Chemicals	3.1%
Hotels, Restaurants & Leisure	2.8%
Other Security TypesFootnote Reference*	11.4%
Other Assets in Excess of Liabilities	0.4%
Footnote	Description
Footnote*	Please refer to the Fund's Semi-Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top 10 Holdings (as a % of Net Assets)

Constellation Software, Inc.	15.8%
Fiserv, Inc.	9.3%
TransDigm Group, Inc.	8.9%
Waste Connections, Inc.	7.7%
HEICO Corp.	4.9%
Visa, Inc., Class A	4.8%
Fair Isaac Corp.	4.6%
Microsoft Corp.	4.5%
Mastercard, Inc., Class A	4.4%
General Electric Co.	3.6%

Material Fund Change Adviser [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at www.tcw.com/Literature/Fund-Literature or upon request by contacting us at 800-FUND-TCW (800-386-3829).

On January 2, 2025, the broad-based benchmark changed from the Russell 1000® Index to the S&P 500 Index.

Effective June 27, 2025, the Fund will cease being listed and traded on the New York Stock Exchange and will instead be listed and traded on the Nasdaq stock market.

C000224885
Shareholder Report [Line Items]
Fund Name	TCW Transform 500 ETF
Trading Symbol	VOTE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Transform 500 ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Transform 500 ETF	$2	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annulized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
AssetsNet	$ 719,608,873
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$719,608,873 # of Portfolio Holdings507 Portfolio Turnover Rate1%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Software	11.0%
Semiconductors & Semiconductor Equipment	9.8%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	6.2%
Financial Services	4.9%
Broadline Retail	4.0%
Banks	3.4%
Pharmaceuticals	3.4%
Capital Markets	3.3%
Other Security TypesFootnote Reference*	47.1%
Footnote	Description
Footnote*	Please refer to the Fund's Semi-Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top 10 Holdings (as a % of Net Assets)

Apple, Inc.	6.6%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.3%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	2.0%
Alphabet, Inc., Class A	1.9%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.7%
Tesla, Inc.	1.6%

Material Fund Change Adviser [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at www.tcw.com/Literature/Fund-Literature or upon request at 800-FUND-TCW (800-386-3829).

Effective June 27, 2025, the Fund will cease being listed and traded on the New York Stock Exchange and will instead be listed and traded on the Nasdaq stock market.

C000237925
Shareholder Report [Line Items]
Fund Name	TCW Transform Supply Chain ETF
Trading Symbol	SUPP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Transform Supply Chain ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Transform Supply Chain ETF	$36	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annulized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%
AssetsNet	$ 8,889,431
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$8,889,431 # of Portfolio Holdings23 Portfolio Turnover Rate28%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Commercial Services & Supplies	18.9%
Semiconductors & Semiconductor Equipment	16.5%
Construction Materials	13.8%
Aerospace & Defense	9.0%
Software	7.7%
Electrical Equipment	6.7%
Building Products	6.4%
Ground Transportation	5.4%
Other Security TypesFootnote Reference*	12.3%
Other Assets in Excess of Liabilities	3.3%
Footnote	Description
Footnote*	Please refer to the Fund's Semi-Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top 10 Holdings (as a % of Net Assets)

Waste Connections, Inc.	11.2%
TransDigm Group, Inc.	9.0%
GFL Environmental, Inc.	7.7%
Martin Marietta Materials, Inc.	7.5%
Eaton Corp. plc	6.7%
Vulcan Materials Co.	6.3%
Broadcom, Inc.	4.8%
PTC, Inc.	4.8%
Trane Technologies plc	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.7%

Material Fund Change Adviser [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at www.tcw.com/Literature/Fund-Literature or upon request by contacting us at 800-FUND-TCW (800-386-3829).

On January 2, 2025, the broad-based benchmark changed from the Morningstar® US Market Extended TR USD Index℠ to the S&P 500 Index.

Effective June 27, 2025, the Fund will cease being listed and traded on the New York Stock Exchange and will instead be listed and traded on the Nasdaq stock market.

C000228741
Shareholder Report [Line Items]
Fund Name	TCW Transform Systems ETF
Trading Symbol	PWRD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Transform Systems ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Transform Systems ETF	$37	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annulized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 357,575,689
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$357,575,689 # of Portfolio Holdings26 Portfolio Turnover Rate31%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Aerospace & Defense	23.3%
Electrical Equipment	15.3%
Independent Power & Renewable Electricity Producers	9.9%
Commercial Services & Supplies	9.6%
Oil, Gas & Consumable Fuels	8.4%
Semiconductors & Semiconductor Equipment	8.4%
Ground Transportation	7.8%
Time Deposit	6.1%
Building Products	5.2%
Other Security TypesFootnote Reference*	6.0%
Footnote	Description
Footnote*	Please refer to the Fund's Semi-Annual Financial Statements which are available on the Fund's website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top 10 Holdings (as a % of Net Assets)

General Electric Co.	9.7%
Republic Services, Inc., Class A	9.6%
Safran S.A.	8.7%
Vistra Corp.	7.0%
JP Morgan Chase, New York	6.1%
Trane Technologies plc	5.2%
Vertiv Holdings Co., Class A	5.1%
Airbus SE	5.0%
Broadcom, Inc.	4.9%
Union Pacific Corp.	4.0%

Material Fund Change Adviser [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at www.tcw.com/Literature/Fund-Literature or upon request by contacting us at 800-FUND-TCW (800-386-3829).

On January 2, 2025, the broad-based benchmark changed from the Morningstar® US Market Extended TR USD Index℠ to the S&P 500 Index.

On February 3, 2025, the Fund changed tickers from NETZ to PWRD.

Effective June 27, 2025, the Fund will cease being listed and traded on the New York Stock Exchange and will instead be listed and traded on the Nasdaq stock market.